Financial Instruments - Interest Rate Swaps (Details) - Interest rate swap - Cash Flow Hedging - Designated as hedging instrument $ in Thousands	Sep. 30, 2023 USD ($)
Derivative [Line Items]
Notional value	$ 719,583
Minimum | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Derivative [Line Items]
Fixed interest rates	1.69%
Maximum | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Derivative [Line Items]
Fixed interest rates	2.37%